Vessels, Net, Acquisition and Advances for Vessel Acquisition (Details) - USD ($) $ in Thousands			6 Months Ended
	Jun. 11, 2024	Mar. 19, 2024	Jun. 30, 2024	Jun. 30, 2023	Mar. 18, 2024
Vessels, Net [Abstract]
Advance for vessel acquisition			$ 4,450	$ 0
Iconship [Member]
Vessels, Net [Abstract]
Additions	$ 33,660
Kaizenship [Member]
Vessels, Net [Abstract]
Purchase price					$ 35,600
Advance for vessel acquisition		$ 4,450